Segment Information - Schedule of Segment Revenue and Expenses (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Revenue		$ 190,355	$ 631,729	$ 631,729	$ 1,319,531
Research and development
Research and development				650,591	1,156,860
Other R&D					2,236
General and administrative
General and administrative				624,388	614,074
Patents				44,363	30,167
Depreciation		14,624	15,102	20,828	20,052
Offering costs				150,526
Rent and facilities				53,483	55,600
Other				35,918	86,204
Interest expense				82,046	48,599
Income taxes		$ (174,546)	$ 14,346	17,939	114,403
Net loss	$ (349,842)			(743,235)	(614,405)
Salaries and benefits [Member]
Research and development
Research and development				449,344	692,875
General and administrative
General and administrative				105,761	117,883
Consultants and contractors [Member]
Research and development
Research and development				176,935	278,837
General and administrative
General and administrative				213,509	292,234
Stock based compensation [Member]
Research and development
Research and development				24,312	182,912
General and administrative
General and administrative					$ 11,934